SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-cash transactions and other supplemental disclosures:
Capital asset additions included in accounts payable and accrued liabilities	$ 750	$ 205
Leasehold improvement allowance in receivables	905
Share issue costs in accounts payable and accrued liabilities	85	99
Transaction costs on issuance of convertible debenture in accounts payable and accrued liabilities	51
Additions to exploration and evaluation assets in accounts payable and accrued liabilities	1,112
Deposits reclassified to capital assets	151
Transaction costs on sale of NSR royalty in accounts payable and accrued liabilities	90
Settlement of accrued directors fees through issuance of RSUs	$ 450	$ 735